LOANS - Financial leasing portfolio - Reconciliation (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of loans and receivables [abstract]
Total gross rent payments receivable	$ 21,464,510	$ 17,861,864
Less amounts representing running costs (such as taxes, maintenance, insurances ,etc.,)	(660)	(564)
Plus, estimated residual amount of assets given for rental (without guarantee)	25,714	22,526
Gross investment in contracts of financial leasing	21,489,564	17,883,826
Less unrealized financial income	(7,957,194)	(5,107,309)
Net investment in contracts of financial leasing	13,532,370	12,776,517
Loss allowance of net investment in financial leasing	$ (804,942)	$ (737,549)